Condensed Financial Information of the Parent Company Only	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of the Parent Company Only
Condensed Financial Information of the Parent Company Only
(19)   Condensed Financial Information of the Parent Company Only
Following are the condensed financial statements of Hawthorn Bancshares, Inc. (Parent only) as of and for the years indicated:
Condensed Balance Sheets
	December 31,
(in thousands)	2017	2016
Assets
Cash and due from bank subsidiaries	$1,415	$3,945
Investment in equity securities	1,486	1,486
Investment in subsidiaries	144,589	139,686
Deferred tax asset	1,677	2,558
Other assets	133	23
Total assets	$149,300	$147,698
Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	8,443	7,195
Stockholders’ equity	91,371	91,017
Total liabilities and stockholders’ equity	$149,300	$147,698

Condensed Statements of Income
	For the Years Ended December 31,
	2017	2016	2015
Income
Interest and dividends received from subsidiaries	$2,653	$46	$1,039
Total income	2,653	46	1,039
Expenses
Interest on subordinated notes	1,751	1,494	1,293
Other	2,358	2,039	2,138
Total expenses	4,109	3,533	3,431
Income before income tax benefit and equity in undistributed income of subsidiaries	(1,456)	(3,487)	(2,392)
Income tax benefit	191	1,337	1,065
Equity in undistributed income of subsidiaries	4,679	9,432	9,926
Net income	$3,414	$7,282	$8,599

Condensed Statements of Cash Flows
	For the Years Ended December 31,
(in thousands)	2017	2016	2015
Cash flows from operating activities:
Net income	$3,414	$7,282	$8,599
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(4,679)	(9,432)	(9,926)
Stock based compensation expense	3	17	10
Decrease (increase) in deferred tax asset	881	(442)	(127)
Other, net	453	769	732
Net cash provided (used) by operating activities	$72	$(1,806)	$(712)
Cash flows from investing activities:
Investment in subsidiary	$(250)	$2,500	$5,750
Net cash (used) provided by investing activities	$(250)	$2,500	$5,750
Cash flows from financing activities:
Cash dividends paid - common stock	$(1,474)	$(1,097)	$(1,058)
Purchase of treasury stock	(878)	(623)	(33)
Net cash used in financing activities	$(2,352)	$(1,720)	$(1,091)
Net (decrease) increase in cash and due from banks	(2,530)	(1,026)	3,947
Cash and due from banks at beginning of year	3,945	4,971	1,024
Cash and due from banks at end of year	$1,415	$3,945	$4,971